Stock-Based Compensation - Summary of Company's Stock Option Activity and Related Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted- Average Exercise Price
Weighted- Average Exercise Price, Beginning balance	$ 2.13	$ 0.76	$ 0.71	$ 0.71
Weighted- Average Exercise Price, Granted	4.53	5.03	0.84	0.70
Weighted- Average Exercise Price, Exercised	0.70	0.76	0.73	0.68
Weighted- Average Exercise Price, Cancelled	4.27	1.46	0.74	0.69
Weighted- Average Exercise Price, Ending balance	2.39	2.13	0.76	$ 0.71	$ 0.71
Weighted- Average Exercise Price, Vested and exercisable	1.38	0.96	0.72
Weighted- Average Exercise Price, Vested and expected to vest	$ 2.34	$ 2.08	$ 0.78
Weighted- Average Remaining Contractual Life (Years)
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	7 years 4 months 24 days	7 years 7 months 6 days	7 years 8 months 12 days	7 years 8 months 12 days	6 years 3 months 18 days
Weighted- Average Remaining Contractual Life (Years), Vested and exercisable	6 years 4 months 24 days	6 years 4 months 24 days	6 years 9 months 18 days
Weighted- Average Remaining Contractual Life (Years), Vested and expected to vest	7 years 4 months 24 days	7 years 6 months	7 years 6 months
Aggregate Intrinsic Value
Aggregate Intrinsic Value	$ 13,211	$ 20,605	$ 8,343	$ 138	$ 28
Aggregate Intrinsic Value, Vested and exercisable	10,669	14,451	4,764
Aggregate Intrinsic Value, Vested and expected to vest	$ 12,950	$ 19,990	$ 7,452
Shares Available for Grant
Shares Available for Grant, Beginning balance	3,166,968	295,101	1,848,367	306,097
Shares Available for Grant, Additional shares authorized		4,708,447		2,359,662
Shares Available for Grant, Granted	(794,496)	(1,975,673)	(1,642,799)	(1,190,349)
Shares Available for Grant, Cancelled	211,454	139,093	89,533	372,957
Shares Available for Grant, Ending balance	2,583,926	3,166,968	295,101	1,848,367	306,097
Number of Stock Options Outstanding
Number of Stock Options Outstanding, Beginning balance	6,053,672	4,248,519	2,723,573	1,907,644
Number of Stock Options Outstanding, Granted	794,496	1,975,673	1,642,799	1,190,349
Number of Stock Options Outstanding, Granted	794,496	1,975,673	1,642,799	1,190,349
Number of Stock Options Outstanding, Exercised	(157,174)	(31,427)	(28,320)	(1,463)
Number of Stock Options Outstanding, Cancelled	(211,454)	(139,093)	(89,533)	(372,957)
Number of Stock Options Outstanding, Cancelled	(211,454)	(139,093)	(89,533)	(372,957)
Number of Stock Options Outstanding, Ending balance	6,479,540	6,053,672	4,248,519	2,723,573	1,907,644
Number of Stock Options Outstanding, Vested and exercisable	3,736,516	3,179,361	2,379,076
Number of Stock Options Outstanding, Vested and expected to vest	6,228,743	5,786,950	3,777,913